SUBSEQUENT EVENTS -Issuance of debentures (Details) - Issuance of debentures	1 Months Ended
Apr. 30, 2024 BRL (R$)
Eletrbras fifth issuance of simple debentures
SUBSEQUENT EVENTS
Issuance of simple debentures	R$ 3,008,795
Primary series
SUBSEQUENT EVENTS
Issuance of simple debentures	1,988,895
Secondary series
SUBSEQUENT EVENTS
Issuance of simple debentures	1,019,900
Eletrbras second issuance of simple debentures
SUBSEQUENT EVENTS
Issuance of simple debentures	R$ 1,000,000